June 2, 2008

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Old Mutual Funds III

File No. 333-147771

ICA No. 811-22149

Ladies & Gentlemen:

Filed herewith is Post-Effective Amendment No. 1 (the “Amendment”) under the Securities Act of 1933 to the registration statement on Form N-1A of Old Mutual Funds III (the “Trust”) (Amendment No. 2 under the Investment Company Act of 1940, as amended (“1940 Act”)). The Amendment is being filed pursuant to Rule 485(a) to register a new series, the Old Mutual Heitman Global Real Estate Securities Fund (the “New Fund”), of the Trust.

The Trust intends to make a subsequent filing under Rule 485(b) which will incorporate any comments from the Staff as well as various exhibits to Part C relating to the New Fund.

For the reasons set forth below, the Trust is requesting selective review of the Amendment as well as acceleration of the effective date of the Amendment to no later than August 1, 2008, pursuant to Rule 461.

The Trust is requesting selective review of the Amendment because the disclosure in the Prospectus and SAI filed herewith is not substantially different from the disclosure previously reviewed by the Staff in the Trust’s initial registration statement on Form N-1A, filed via EDGAR on December 3, 2007. The Trust requests selective review of only the following sections of the Amendment:

•

In the “Fund Summary” section of the Prospectus, the “Investment Approach,” “Main Investment Risks” and “Fees and Expenses” sub-sections that describe the investment guidelines, restrictions and fees for the New Fund;

•	In the “More About the Fund – Investment Strategies and Risks” section of the Prospectus, the information regarding the investment processes of the sub-advisers to the New Fund;
•	In “The Investment Adviser & Sub-Advisers - The Sub-Advisers” section of the Prospectus, the description of the sub-advisers to the New Fund;
•	In “The Investment Adviser & Sub-Advisers – The Portfolio Managers” section of the Prospectus, the description of the sub-advisers to the New Fund; and
•	In “The Sub-Advisers” section of the Statement of Additional Information, the

“Heitman Sub-Advisory Agreement”, the “Heitman-Europe Sub-Advisory Agreement” and the “Challenger Sub-Advisory Agreement” sections.

Based on the foregoing, the Trust requests selective review of only the above referenced sections of the Prospectus and SAI filed herewith, pursuant to Investment Company Act Release No. 13768 (Securities Act Release No. 33-6510) (Feb. 15, 1984).

In addition, pursuant to Rule 461 under the Securities Act, the Trust and Old Mutual Investment Partners, the Trust’s principal underwriter, hereby request that the effective date of the Amendment be accelerated to a date no later than August 1, 2008.

If you have any questions or comments concerning this filing or request for selective review and acceleration, please call Kate Santoro at (720) 200-7727.

Sincerely,

OLD MUTUAL FUNDS III

/s/ Robert T. Kelly
Name:	Robert T. Kelly
Title:	Treasurer

OLD MUTUAL INVESTMENT PARTNERS

/s/ Mark E. Black
Name:	Mark E. Black
Title:	Chief Financial Officer

Enclosure